SUPPLEMENT TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO U.S. EQUITY FUNDS
For the Wells Fargo Small Company Growth Fund (the “Fund”)

Effective immediately, Ryan H. Smith, CFA and Samuel D. Smith, CFA are added as portfolio managers to the Fund.

I. Prospectus In the Fund’s prospectus section entitled “Fund Summary – Fund Management”, the Fund Management table is replaced with the following:

Manager	Sub-Adviser[1]	Portfolio Manager, Title / Managed Since[1]
Wells Fargo Funds Management, LLC	Peregrine Capital Management, LLC

William A. Grierson, CFA, Portfolio Manager / 2005
Daniel J. Hagen, CFA, Portfolio Manager / 2003
Paul E. von Kuster, CFA, Portfolio Manager / 1984
Ryan H. Smith, CFA, Portfolio Manager / 2021
Samuel D. Smith, CFA, Portfolio Manager / 2021

1.	The sub-adviser and portfolio managers listed above are the sub-adviser and portfolio managers of the master portfolio in which the Fund invests substantially all of its assets. The Fund itself does not have a sub-adviser or portfolio managers.

In the section entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers” for the Fund, the table is amended to include the following:

Ryan H. Smith, CFA Small Company Growth Fund

Mr. Smith joined Peregrine in 2018, where he currently serves as a Principal and Portfolio Manager for the Small Cap Growth strategy. Prior to 2018, Mr. Smith was a portfolio manager and an analyst on the small, SMID and mid cap growth strategies at RBC Global Asset Management (U.S.).

Sam D. Smith, CFA Small Company Growth Fund	Mr. Smith joined Peregrine in 2006, where he currently serves as a Principal and Portfolio Manager for the Small Cap Growth strategy.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Ryan H. Smith, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Smith became a portfolio manager of the Fund on January 12, 2021. The information presented in this table is as of May 31, 2020, at which time Mr. Smith was not a portfolio manager of the Fund.

Samuel D. Smith, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Smith became a portfolio manager of the Fund on January 12, 2021. The information presented in this table is as of May 31, 2020, at which time Mr. Smith was not a portfolio manager of the Fund.

Ryan H. Smith, CFA[1]	Small Company Growth Fund	$0
Samuel D. Smith, CFA[1]	Small Company Growth Fund	$0
1.	Mr. Smith became a portfolio manager of the Fund on January 12, 2021. The information presented in this table is as of May 31, 2020, at which time Mr. Smith was not a portfolio manager of the Fund.

January 12, 2021	EGR011/P901S2